Condensed Financial Information of the Parent Company (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows provided by (used in) operating activities
Net loss	$ (596)	$ (1,416)	$ (1,515)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
- Gain on disposal of subsidiary	(2,461)	0	0
- Share-based compensation	2,409	952	287
Changes in:
- Prepaid expenses and other receivables	436	(434)	506
- Accrued expenses and other payables	2,739	(298)	(3,493)
Net cash provided by (used in) operating activities	(15,364)	4,933	(9,004)
Cash flows provided by financing activities
- Proceeds from issuance of common stock, net of share issuance costs	315	732	512
- Proceeds from shares subscribed	0	18	51
Cash flows provided by (used in) investing activities
Decrease in cash and cash equivalents, including cash from discontinued operation	(143)	(82)	(500)
Cash and cash equivalents, beginning of year	63,834	89,793	106,517
Cash and cash equivalents, end of year	62,434	63,834	89,793
Parent Company
Cash flows provided by (used in) operating activities
Net loss	(596)	(1,416)	(1,515)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
- Gain on disposal of subsidiary	(2,338)	0	0
- Share-based compensation	293	202	287
- Equity in (earnings) of subsidiaries	(2,118)	(5,037)	(192)
Changes in:
- Amount due to (from) subsidiaries	(171)	2,914	(1,139)
- Prepaid expenses and other receivables	(335)	(61)	114
- Amount due to subsidiaries	5,042	1,900	1,815
- Accrued expenses and other payables	390	82	(336)
Net cash provided by (used in) operating activities	167	(1,416)	(966)
Cash flows provided by financing activities
- Proceeds from issuance of common stock, net of share issuance costs	315	732	512
- Proceeds from shares subscribed	0	18	51
Net cash provided by financing activities	315	750	563
Cash flows provided by (used in) investing activities
Decrease in cash and cash equivalents, including cash from discontinued operation	482	(666)	(403)
Cash and cash equivalents, beginning of year	331	997	1,400
Cash and cash equivalents, end of year	$ 813	$ 331	$ 997